Related Party Balances and Transactions - Schedule of Related Party Transaction (Details)		12 Months Ended
		Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Ms.Cheng [Member]
Related Party Transaction [Line Items]
Revenue		$ 638,635	$ 82,217
Rental paid	[1]	3,313,247	426,542	3,320,100	3,358,500
Sales commission		1,160,231	149,366	578,095	84,276
Mr. Cheng [Member]
Related Party Transaction [Line Items]
Sales commission		$ 286,005	$ 10,299	$ 191,591	$ 100,359

[1]	The leased property was jointly-owned by Mrs. Cheng and Mr. Zheng Hongrong.